Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2019		$ 30,926	$ (1,196)	$ (34,813)	$ (5,083)
Beginning Balance (in shares) at Dec. 31, 2019	2,183,885
Issuance of common stock		4,592			4,592
Issuance of common stock (in shares)	2,548,877
Conversion of notes and interest	$ 1	25,758			$ 25,759
Conversion of notes and interest (in shares)	8,895,125
Issuance of common shares due to exercise of stock-options (in shares)					0
Foreign currency translation adjustment			(284)		$ (284)
Net loss				(23,133)	(23,133)
Ending Balance at Dec. 31, 2020	$ 1	61,276	(1,480)	(57,946)	1,851
Ending Balance (in shares) at Dec. 31, 2020	13,627,887
Issuance of common shares due to exercise of stock-options	$ 1	19			$ 20
Issuance of common shares due to exercise of stock-options (in shares)	1,424,622				1,424,622
Stock-based compensation expense		6,196			$ 6,196
Repurchase of common shares (in shares)	(2,307,700)
Effect of reverse capitalization (in shares)	2,500,000
Issuance of common shares to vendor		280			280
Issuance of common shares to vendor (in shares)	147,500
Issuance of common stock and warrants in private placement	$ 1	24,637			24,638
Issuance of common stock and warrants in private placement (in shares)	10,162,000
Issuance costs related to common shares and warrants in private placement		(2,454)			(2,454)
Foreign currency translation adjustment			117		117
Net loss				(17,126)	(17,126)
Ending Balance at Dec. 31, 2021	$ 3	$ 89,954	$ (1,363)	$ (75,072)	$ 13,522
Ending Balance (in shares) at Dec. 31, 2021	25,554,309